RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE	12 Months Ended
Dec. 31, 2022
Right-of-use Rou Assets And Lease Payable
RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

7. RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

The right-of-use assets relate to leases of industrial lands in Singapore and certain plant and machinery and motor vehicles under a number of leases.

The Group recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2021	December 31, 2022
	SGD’000	SGD’000
Operating lease ROU asset	1,180	1,448

	December 31, 2021	December 31, 2022
	SGD’000	SGD’000
Operating lease liabilities
Current portion	158	280
Non-current portion	1,395	1,406
Total	1,553	1,686

The operating lease ROU asset with carrying amount of SGD676,000 and SGD322,000 are pledged with a bank to secure bank loans (Note 9) as of December 31, 2022 and 2021, respectively.

As of December 31, 2022, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000
2023	280
2024	278
2025	266
2026	158
2027	95
Thereafter	609
Total	1,686

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2022:

Weighted average discount rate	4.45%
Weighted average remaining lease term (years)	14